Tax Situation (Details) - Schedule of consolidated statement of profit or loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Statement of Profit or Loss [Abstract]
Current income tax	S/ 127,952	S/ 113,000	S/ 53,852
Deferred income tax	3,394	(66,595)	320
Income tax	S/ 131,346	S/ 46,405	S/ 54,172